condensed interim consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
OPERATING REVENUES
Service	$ 4,358	$ 3,857	$ 8,703	$ 7,622
Equipment	576	516	1,156	1,007
Operating revenues (arising from contracts with customers)	4,934	4,373	9,859	8,629
Other income	12	28	51	54
Operating revenues and other income	4,946	4,401	9,910	8,683
OPERATING EXPENSES
Goods and services purchased	1,790	1,637	3,593	3,231
Employee benefits expense	1,568	1,171	3,108	2,290
Depreciation	598	536	1,238	1,087
Amortization of intangible assets	408	295	790	586
Total	4,364	3,639	8,729	7,194
OPERATING INCOME	582	762	1,181	1,489
Financing costs	323	97	643	276
INCOME BEFORE INCOME TAXES	259	665	538	1,213
Income taxes	63	167	118	311
NET INCOME	196	498	420	902
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(16)	13	(35)	102
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(66)	(21)	(35)	(88)
Total items that may subsequently be reclassified to income	(82)	(8)	(70)	14
Items never subsequently reclassified to income
Change in measurement of investment financial assets	(2)	(4)	(8)	1
Employee defined benefit plan re-measurements	3	138	(1)	297
Total items never subsequently reclassified to income	1	134	(9)	298
Total	(81)	126	(79)	312
COMPREHENSIVE INCOME	115	624	341	1,214
NET INCOME ATTRIBUTABLE TO:
Common Shares	200	468	417	853
Non-controlling interests	(4)	30	3	49
NET INCOME	196	498	420	902
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	144	591	355	1,182
Non-controlling interests	(29)	33	(14)	32
COMPREHENSIVE INCOME	$ 115	$ 624	$ 341	$ 1,214
NET INCOME PER COMMON SHARE
Basic	$ 0.14	$ 0.34	$ 0.29	$ 0.62
Diluted	$ 0.14	$ 0.34	$ 0.29	$ 0.62
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,447	1,381	1,443	1,378
Diluted	1,452	1,387	1,447	1,384